INTANGIBLE ASSETS AND GOODWILL - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Beginning balance	$ 283,484	$ 279,697
Additions from acquisitions		3,637
Measurement period adjustments		150
Impairment loss	75,311
Ending balance	208,173	283,484
New York Reporting Unit
Goodwill [Roll Forward]
Impairment loss	75,300
Wholesale
Goodwill [Roll Forward]
Beginning balance	78,377	77,330
Additions from acquisitions		(1,006)
Measurement period adjustments		41
Impairment loss	20,822
Ending balance	57,555	78,377
Retail
Goodwill [Roll Forward]
Beginning balance	205,107	202,367
Additions from acquisitions		(2,631)
Measurement period adjustments		109
Impairment loss	54,489
Ending balance	$ 150,618	$ 205,107